Goldman Sachs Trust (the “Trust”)

Goldman Sachs International Equity Funds

Class A, Class B, Class C Shares, Institutional Shares and Service Shares of

Goldman Sachs Strategic International Equity Fund

Supplement dated June 20, 2007 to the Prospectuses dated January 19, 2007

Goldman Sachs Structured Equity Funds

Class A, Class B, Class C Shares, Institutional Shares and Service Shares of

Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Growth Fund

Supplement dated June 20, 2007 to the Prospectuses dated January 19, 2007

     Effective June 20, 2007, each of the Goldman Sachs Strategic International Equity Fund, Goldman Sachs Structured Small Cap Value Fund and Goldman Sachs Structured Small Cap Growth Fund changed its fiscal year end from August 31 to October 31.

FISCLYRSTK 6-07